Annual Fund Operating Expenses - Administrative Shares - Federated Hermes Government Obligations Fund - ADM	Sep. 30, 2021
Operating Expenses:
Management Fee	0.20%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its ADM class of up to a maximum of 0.25%. The Fund will incur and pay up to 0.05% of such Fees for the ADM class of the Fund. The ADM class of the Fund will not incur and pay such Fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s ADM class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.